Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 4,786	$ 4,576	$ 14,646	$ 13,875
Web hosting fees	1,629	1,299	4,701	3,701
Third party service fees	3,764	2,605	10,383	6,878
Other	283	299	915	789
Cost of revenue	$ 10,462	$ 8,779	$ 30,645	$ 25,243